Share-based compensation - Share options outstanding - DSPPP (Details) - Deferred Strike Price Payment Plan (DSPPP)	Dec. 31, 2022 EquityInstruments
Share-based compensation
Outstanding shares	17,438,883
Shares not subject to sales restrictions	7,726,415
Later than nine years and not later than ten years
Share-based compensation
Outstanding shares	17,438,883